Putnam VT International Equity Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (98.1%)(a)
	Shares	Value
Australia (1.4%)
BHP Group, Ltd. (ASE Exchange)	114,795	$3,311,669

		3,311,669
Canada (2.6%)
Canadian National Railway Co.	45,800	6,031,041

		6,031,041
China (1.5%)
Prosus NV	110,117	3,454,102

		3,454,102
Denmark (2.2%)
NKT A/S(NON)	13,491	1,112,241
Novo Nordisk A/S Class B	29,966	3,819,729

		4,931,970
France (13.1%)
Accor SA	39,850	1,861,561
AXA SA	141,395	5,310,819
Danone SA	42,511	2,746,734
Euronext NV	44,959	4,278,054
LVMH Moet Hennessy Louis Vuitton SA	2,435	2,190,129
STMicroelectronics NV	67,793	2,919,688
Thales SA	27,660	4,716,368
Vinci SA	46,934	6,013,382

		30,036,735
Germany (6.3%)
Deutsche Boerse AG	11,495	2,351,922
Merck KGaA	14,833	2,618,022
Scout24 SE	47,512	3,580,906
Siemens AG	30,649	5,851,301

		14,402,151
Hong Kong (3.0%)
AIA Group, Ltd.	383,400	2,574,157
CK Hutchison Holdings, Ltd.	899,500	4,344,134

		6,918,291
Ireland (6.5%)
Bank of Ireland Group PLC	381,968	3,894,214
CRH PLC (London Exchange)	80,460	6,934,010
Ryanair Holdings PLC ADR	27,100	3,945,489

		14,773,713
Italy (2.0%)
Prysmian SpA	86,005	4,489,938

		4,489,938
Japan (23.3%)
Asahi Group Holdings, Ltd.	81,200	2,994,176
Coca-Cola Bottlers Japan Holdings, Inc.	101,300	1,484,234
Hoya Corp.	35,600	4,407,082
ITOCHU Corp.	89,300	3,814,333
Japan Exchange Group, Inc.	73,700	2,000,971
Keyence Corp.	5,000	2,296,869
Mitsubishi Corp.	152,600	3,515,102
Mitsubishi Electric Corp.	248,100	4,116,972
Mitsubishi UFJ Financial Group, Inc.	540,500	5,559,245
Nintendo Co., Ltd.	96,700	5,235,521
Nippon Sanso Holdings Corp.	135,100	4,237,381
NOF Corp.	75,700	1,042,888
Nomura Holdings, Inc.	601,300	3,883,148
Pan Pacific International Holdings Corp.	74,500	1,989,718
Renesas Electronics Corp.	209,700	3,699,325
Sony Group Corp.	35,100	3,010,791

		53,287,756
Netherlands (5.5%)
ASML Holding NV	6,669	6,419,245
Universal Music Group NV	79,696	2,397,123
Wolters Kluwer NV	24,697	3,868,761

		12,685,129
South Korea (3.2%)
Samsung Electronics Co., Ltd. (Preference)	146,278	7,388,601

		7,388,601
Spain (1.3%)
Coca-Cola Europacific Partners PLC	42,900	3,000,855

		3,000,855
Switzerland (4.0%)
Lonza Group AG	5,013	3,002,742
Nestle SA	37,010	3,929,376
Sandoz Group AG(NON)	76,104	2,296,158

		9,228,276
Taiwan (0.5%)
Novatek Microelectronics Corp.	55,000	1,038,011

		1,038,011
United Kingdom (19.4%)
Anglo American PLC (London Exchange)	125,057	3,080,734
AstraZeneca PLC	36,213	4,880,511
BP PLC	894,040	5,593,540
Compass Group PLC	196,839	5,771,268
Experian PLC	108,444	4,727,579
GSK PLC	184,970	3,988,895
InterContinental Hotels Group PLC	27,930	2,905,457
Lloyds Banking Group PLC	4,600,984	3,005,771
London Stock Exchange Group PLC	36,533	4,375,850
Persimmon PLC	232,713	3,865,338
Prudential PLC	220,749	2,070,134

		44,265,077
United States (2.3%)
Linde PLC	11,122	5,164,166

		5,164,166

Total common stocks (cost $184,590,869)		$224,407,481

SHORT-TERM INVESTMENTS (2.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.50%(AFF)	Shares	4,624,173	$4,624,173
U.S. Treasury Bills 5.344%, 4/25/24(SEGSF)		$500,000	498,248
U.S. Treasury Bills 5.389%, 5/23/24(SEGSF)		300,000	297,725

Total short-term investments (cost $5,420,182)			$5,420,146
TOTAL INVESTMENTS

Total investments (cost $190,011,051)			$229,827,627

	FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $90,047,181) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/24	$492,647	$508,420	$(15,773)
		British Pound	Sell	6/20/24	1,959,413	1,970,258	10,845
		Canadian Dollar	Sell	4/17/24	1,445,984	1,468,158	22,174
		Danish Krone	Buy	6/20/24	267,669	270,627	(2,958)
		Euro	Buy	6/20/24	613,423	619,665	(6,242)
		Hong Kong Dollar	Buy	5/16/24	288,362	288,563	(201)
		Japanese Yen	Buy	5/16/24	32,492	33,388	(896)
		Norwegian Krone	Buy	6/20/24	1,303,883	1,343,075	(39,192)
		Swiss Franc	Buy	6/20/24	1,481,846	1,511,718	(29,872)
	Barclays Bank PLC
		British Pound	Sell	6/20/24	2,849,217	2,865,037	15,820
		Canadian Dollar	Sell	4/17/24	947,695	962,302	14,607
		Euro	Sell	6/20/24	1,677,605	1,689,031	11,426
		Israeli Shekel	Buy	4/17/24	359,610	363,089	(3,479)
		New Taiwan Dollar	Sell	5/16/24	1,034,499	1,049,489	14,990
		Swiss Franc	Buy	6/20/24	2,379,074	2,426,642	(47,568)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/24	504,055	520,160	(16,105)
	Goldman Sachs International
		Australian Dollar	Buy	4/17/24	1,250,164	1,290,064	(39,900)
		British Pound	Sell	6/20/24	23,359	23,489	130
		Hong Kong Dollar	Buy	5/16/24	885,237	885,746	(509)
		Japanese Yen	Buy	5/16/24	473,620	486,980	(13,360)
		New Zealand Dollar	Buy	4/17/24	218,490	227,928	(9,438)
		South Korean Won	Sell	5/16/24	7,018,754	7,103,826	85,072
		Swiss Franc	Buy	6/20/24	538,650	549,500	(10,850)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/24	562,466	564,789	(2,323)
		British Pound	Sell	6/20/24	800,786	805,175	4,389
		Chinese Yuan (Offshore)	Sell	5/16/24	837,869	848,182	10,313
		Danish Krone	Buy	6/20/24	1,508,574	1,524,955	(16,381)
		Euro	Sell	6/20/24	1,132,473	1,137,303	4,830
		Japanese Yen	Sell	5/16/24	1,131,341	1,154,520	23,179
		Singapore Dollar	Buy	5/16/24	1,060,310	1,068,238	(7,928)
		Swiss Franc	Buy	6/20/24	1,027,976	1,048,555	(20,579)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/20/24	746,617	750,709	4,092
		Chinese Yuan (Offshore)	Sell	5/16/24	1,551,667	1,570,502	18,835
		Danish Krone	Buy	6/20/24	1,567,806	1,585,223	(17,417)
		Hong Kong Dollar	Sell	5/16/24	197,717	198,097	380
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/17/24	4,786,439	4,908,667	(122,228)
		British Pound	Sell	6/20/24	997,131	997,413	282
		Canadian Dollar	Sell	4/17/24	1,472,050	1,476,132	4,082
		Danish Krone	Buy	6/20/24	4,008	3,882	126
		Euro	Buy	6/20/24	2,555,423	2,572,955	(17,532)
		Japanese Yen	Sell	5/16/24	662,876	678,431	15,555
		Swedish Krona	Buy	6/20/24	561,590	581,648	(20,058)
	NatWest Markets PLC
		Swedish Krona	Buy	6/20/24	629,438	651,989	(22,551)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/24	1,068,412	1,102,565	(34,153)
		British Pound	Sell	6/20/24	2,431,526	2,451,035	19,509
		Canadian Dollar	Sell	4/17/24	15,507	15,746	239
		Euro	Sell	6/20/24	1,690,267	1,708,689	18,422
		Hong Kong Dollar	Sell	5/16/24	1,993,704	1,995,617	1,913
		Israeli Shekel	Buy	4/17/24	1,136,220	1,146,489	(10,269)
		Japanese Yen	Buy	5/16/24	902,926	936,965	(34,039)
		New Zealand Dollar	Buy	4/17/24	243,882	254,377	(10,495)
		Singapore Dollar	Buy	5/16/24	1,995,576	2,010,437	(14,861)
		Swedish Krona	Buy	6/20/24	544,963	564,326	(19,363)
		Swiss Franc	Buy	6/20/24	2,905,980	2,964,840	(58,860)
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/17/24	4,485,322	4,628,412	(143,090)
		British Pound	Sell	6/20/24	609,113	612,523	3,410
		Canadian Dollar	Sell	4/17/24	550,348	555,469	5,121
		Swiss Franc	Buy	6/20/24	1,499,183	1,529,233	(30,050)
	UBS AG
		British Pound	Sell	6/20/24	1,997,672	2,010,179	12,507
		Canadian Dollar	Sell	4/17/24	580,107	588,962	8,855
		Euro	Sell	6/20/24	122,403	122,095	(308)
		Japanese Yen	Buy	5/16/24	1,054,141	1,095,491	(41,350)
		Swedish Krona	Buy	6/20/24	4,917,418	5,092,624	(175,206)
		Swiss Franc	Buy	6/20/24	2,890,098	2,948,239	(58,141)
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/17/24	960,396	974,871	14,475
		Hong Kong Dollar	Sell	5/16/24	1,849,081	1,852,709	3,628
		Swiss Franc	Buy	6/20/24	294,826	300,768	(5,942)

	Unrealized appreciation						349,206

	Unrealized (depreciation)						(1,119,467)

	Total						$(770,261)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $228,699,754.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$2,994,825	$2,994,825	$6,984	$—
	Putnam Short Term Investment Fund Class P**	3,718,999	23,390,199	22,485,025	56,116	4,624,173

	Total Short-term investments	$3,718,999	$26,385,024	$25,479,850	$63,100	$4,624,173
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $660,134.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	24.7%
	Financials	17.2
	Consumer discretionary	11.0
	Health care	10.9
	Materials	10.4
	Information technology	10.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $805,253 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $660,134 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$3,311,669	$—	$—
Canada	6,031,041	—	—
China	3,454,102	—	—
Denmark	4,931,970	—	—
France	30,036,735	—	—
Germany	14,402,151	—	—
Hong Kong	6,918,291	—	—
Ireland	14,773,713	—	—
Italy	4,489,938	—	—
Japan	53,287,756	—	—
Netherlands	12,685,129	—	—
South Korea	7,388,601	—	—
Spain	3,000,855	—	—
Switzerland	9,228,276	—	—
Taiwan	1,038,011	—	—
United Kingdom	44,265,077	—	—
United States	5,164,166	—	—

Total common stocks	224,407,481	—	—
Short-term investments	—	5,420,146	—

Totals by level	$224,407,481	$5,420,146	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(770,261)	$—

Totals by level	$—	$(770,261)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$111,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com